Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Charters-out [Abstract]
July to December 2015	$ 86,204
2016	129,345
2017	150,602
2018	156,680
2019 to 2029	806,200
Minimum charter payments	$ 1,329,031